Other receivables and assets (Gross amounts of other receivables denominated) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	¥ 2,176,805	¥ 1,673,759
RMB [member]
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	1,943,568	1,572,651
S$ [member]
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	86,422	68,390
US$ [member]
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	11,898	7,401
PKR [member]
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	¥ 134,917	¥ 25,317